Label	Element	Value
Baillie Gifford EAFE Plus All Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

BAILLIE GIFFORD FUNDS

Baillie Gifford Asia Ex Japan Fund

Baillie Gifford China A Shares Growth Fund

Baillie Gifford China Equities Fund

Baillie Gifford Developed EAFE All Cap Fund

Baillie Gifford EAFE Plus All Cap Fund

Baillie Gifford Emerging Markets Equities Fund

Baillie Gifford Global Alpha Equities Fund

Baillie Gifford International Alpha Fund

Baillie Gifford International Concentrated Growth Equities Fund

Baillie Gifford International Growth Fund

Baillie Gifford International Smaller Companies Fund

Baillie Gifford Japan Growth Fund

Baillie Gifford Long Term Global Growth Fund

Baillie Gifford U.S. Discovery Fund

Baillie Gifford U.S. Equity Growth Fund

(the “ Equity Funds”)

Supplement dated October 15, 2021 to the Prospectuses of the Equity Funds, dated May 1, 2021 (as revised July 2, 2021) as supplemented or revised from time to time.

Effective immediately:

Risk/Return [Heading]	rr_RiskReturnHeading	Baillie Gifford EAFE Plus All Cap Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
1.	The following sentence is added after the sentence that begins with “The Fund aims to hold securities for …” in the section titled “Principal Investment Strategies” in each Equity Fund’s Prospectus:

Further to the Fund’s long-term investment approach, the portfolio managers seek to identify companies with the potential to grow sustainably. When assessing a company’s ability to deliver sustainable growth over the long term, Baillie Gifford Overseas Limited (the “Manager”) considers a range of factors, including the environmental, social and governance characteristics of a company.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
2.	The first paragraph of the section titled “Principal Investment Risks—Long-Term Investment Strategy Risk” in the Equity Funds Prospectus is replaced with the following:

The Funds pursue a long-term investment approach, typically seeking returns over a period of several years, which can comprise a full market cycle or more. This investment style may cause a Fund to lose money or underperform compared to its benchmark index or other mutual funds over extended periods of time, and a Fund may not perform as expected in the long term. The market price of a Fund’s investments will fluctuate daily due to economic and other events that affect particular companies and other issuers or the market as a whole, and the market may disagree with the Manager’s assessment for growth in the shorter- or longer-terms. Short- and medium-term price fluctuations may be especially pronounced in less developed markets or in companies with lower market capitalizations. A Fund that integrates ESG factors into its long-term investment approach is also subject to the risks described above.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE